UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0815
1.831205.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.0018%	$ 1,000.00	$ 1,001.70	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 38.3%	U.S. Government and U.S. Government Agency Obligations 47.2%
AAA 3.8%	AAA 3.7%
AA 4.2%	AA 3.0%
A 15.6%	A 10.5%
BBB 30.6%	BBB 28.1%
BB and Below 6.9%	BB and Below 2.6%
Not Rated 0.1%	Not Rated 0.0%†
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	7.4	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 47.6%		Corporate Bonds 37.5%
	U.S. Government and U.S. Government Agency Obligations 38.3%		U.S. Government and U.S. Government Agency Obligations 47.2%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 6.7%
	Municipal Bonds 4.3%		Municipal Bonds 2.5%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	13.2%	** Foreign investments	6.3%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.0%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 2,724,000	$ 2,734,485
General Motors Co.:
3.5% 10/2/18	3,528,000	3,642,695
6.25% 10/2/43	599,000	666,965
General Motors Financial Co., Inc.:
2.4% 4/10/18	9,383,000	9,401,625
2.625% 7/10/17	1,120,000	1,132,013
3% 9/25/17	2,587,000	2,640,429
3.25% 5/15/18	1,860,000	1,903,662
3.5% 7/10/19	4,187,000	4,275,693
4.25% 5/15/23	2,080,000	2,102,031
4.375% 9/25/21	15,702,000	16,270,915
4.75% 8/15/17	1,940,000	2,047,808
		46,818,321
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,696
4.25% 6/15/23	2,932,000	3,035,828
		3,458,524
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,300,701
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,110,201
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,313,867
Discovery Communications LLC:
3.25% 4/1/23	604,000	580,698
6.35% 6/1/40	2,421,000	2,650,402
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,370,627
3.85% 9/29/24	3,379,000	3,352,857
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,551,368
5.5% 9/1/41	666,000	619,218
5.85% 5/1/17	1,239,000	1,322,908
6.55% 5/1/37	4,799,000	4,982,144
6.75% 7/1/18	4,425,000	4,931,136
7.3% 7/1/38	2,781,000	3,124,768
8.25% 4/1/19	7,716,000	9,068,908
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,736,966
Viacom, Inc.:
2.5% 9/1/18	546,000	551,376
3.5% 4/1/17	1,312,000	1,354,842
		55,922,987
TOTAL CONSUMER DISCRETIONARY		106,199,832

	Principal Amount	Value
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	$ 2,460,000	$ 2,461,341
3.3% 11/18/21	2,918,000	2,894,519
		5,355,860
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,530,137
The J.M. Smucker Co. 1.75% 3/15/18 (b)	3,100,000	3,096,348
		4,626,485
Tobacco - 1.1%
Altria Group, Inc.:
4% 1/31/24	2,227,000	2,258,385
4.25% 8/9/42	2,952,000	2,610,554
4.75% 5/5/21	4,000,000	4,330,272
5.375% 1/31/44	4,099,000	4,339,767
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,125,848
3.25% 6/12/20	1,745,000	1,765,943
3.25% 11/1/22	2,224,000	2,139,455
4% 6/12/22	3,228,000	3,293,538
4.45% 6/12/25	7,107,000	7,230,051
4.75% 11/1/42	3,437,000	3,107,347
5.7% 8/15/35	1,215,000	1,256,293
5.85% 8/15/45	9,320,000	9,798,955
6.15% 9/15/43	4,000,000	4,281,844
7.25% 6/15/37	2,962,000	3,542,324
		52,080,576
TOTAL CONSUMER STAPLES		62,062,921
ENERGY - 8.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	3,739,000	3,690,655
5.35% 3/15/20 (b)	3,724,000	3,825,122
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,942,553
5% 10/1/21	1,517,000	1,603,575
Noble Holding International Ltd.:
4% 3/16/18	342,000	349,977
5.95% 4/1/25	2,180,000	2,146,469
6.95% 4/1/45	2,104,000	1,932,402
Transocean, Inc. 5.55% 12/15/16	2,488,000	2,584,335
		20,075,088
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,536,062
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.674% 2/13/18	$ 11,342,000	$ 11,376,321
2.315% 2/13/20	16,534,000	16,461,300
4.5% 10/1/20	1,811,000	1,979,177
4.742% 3/11/21	3,000,000	3,307,134
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,749,280
3.8% 4/15/24	6,783,000	6,697,765
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	4,151,114
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	894,000	900,445
3.3% 6/1/20 (b)	4,379,000	4,392,268
4.5% 6/1/25 (b)	1,336,000	1,315,955
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,405,850
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,925,779
2.7% 4/1/19	4,300,000	4,048,214
3.875% 3/15/23	1,771,000	1,634,245
5.6% 4/1/44	1,227,000	1,090,932
Duke Energy Field Services 6.45% 11/3/36 (b)	2,477,000	2,367,673
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,561,212
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	3,540,000	3,538,474
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,209,918
3.9% 5/15/24 (b)	1,322,000	1,226,018
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,495,004
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,203,766
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,966,015
2.55% 10/15/19	863,000	862,071
3.7% 2/15/26	4,800,000	4,664,232
3.75% 2/15/25	2,900,000	2,837,926
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,399,412
Motiva Enterprises LLC 5.75% 1/15/20 (b)	1,496,000	1,643,595
MPLX LP 4% 2/15/25	683,000	665,391
Nakilat, Inc. 6.067% 12/31/33 (b)	1,808,000	2,085,980
Petro-Canada 6.05% 5/15/18	1,480,000	1,642,852
Petrobras Global Finance BV:
1.896% 5/20/16 (f)	3,810,000	3,753,574
3% 1/15/19	446,000	412,175
3.25% 3/17/17	14,978,000	14,769,956
4.375% 5/20/23	7,020,000	6,115,894

	Principal Amount	Value
4.875% 3/17/20	$ 21,747,000	$ 20,677,917
5.625% 5/20/43	6,681,000	5,163,745
7.25% 3/17/44	24,245,000	22,508,088
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,627,423
5.375% 1/27/21	17,294,000	16,633,369
5.75% 1/20/20	6,461,000	6,401,817
5.875% 3/1/18	1,901,000	1,939,020
6.125% 10/6/16	2,000,000	2,055,000
7.875% 3/15/19	4,277,000	4,543,072
Petroleos Mexicanos:
3.125% 1/23/19	642,000	648,099
3.5% 7/18/18	5,440,000	5,607,008
3.5% 7/23/20 (b)	32,555,000	32,912,454
3.5% 1/30/23	3,410,000	3,235,067
4.5% 1/23/26 (b)	6,809,000	6,655,117
4.875% 1/24/22	3,398,000	3,533,478
4.875% 1/18/24	4,539,000	4,652,475
5.5% 1/21/21	3,601,000	3,905,285
5.5% 6/27/44	7,799,000	7,175,080
5.625% 1/23/46 (b)	8,402,000	7,844,947
6% 3/5/20	1,625,000	1,815,938
6.375% 1/23/45	4,048,000	4,154,260
6.5% 6/2/41	7,675,000	7,982,000
8% 5/3/19	2,537,000	2,972,349
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,952,871
Phillips 66 Partners LP 2.646% 2/15/20	375,000	368,586
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,794,062
6.125% 1/15/17	1,250,000	1,336,035
Shell International Finance BV 4.375% 5/11/45	10,660,000	10,481,616
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,806,009
4.05% 1/23/20	3,196,000	3,281,886
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,579,515
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	677,332
2.95% 9/25/18	733,000	749,235
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,194,729
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,123,412
4.55% 6/24/24	13,337,000	12,906,962
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	640,105
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 4,325,000	$ 4,663,942
Williams Partners LP 4.3% 3/4/24	3,059,000	3,004,516
		372,596,800
TOTAL ENERGY		392,671,888
FINANCIALS - 25.9%
Banks - 12.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	4,235,000	4,266,763
4% 4/14/19 (b)	5,277,000	5,329,770
5.5% 7/12/20 (b)	28,200,000	29,328,000
5.75% 9/26/23 (b)	3,877,000	3,957,254
6.5% 6/10/19 (b)	1,340,000	1,445,525
Bank of America Corp.:
2.25% 4/21/20	9,408,000	9,228,608
2.6% 1/15/19	7,155,000	7,228,160
2.65% 4/1/19	1,857,000	1,877,694
3.875% 3/22/17	10,557,000	10,974,445
3.95% 4/21/25	6,000,000	5,786,586
4.2% 8/26/24	4,984,000	4,964,931
4.25% 10/22/26	4,261,000	4,150,529
5.75% 12/1/17	12,290,000	13,386,071
5.875% 1/5/21	1,785,000	2,040,369
6.5% 8/1/16	3,000,000	3,164,361
Bank of America NA:
1.65% 3/26/18	6,382,000	6,369,319
5.3% 3/15/17	3,403,000	3,603,872
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (b)	13,516,000	13,479,236
2.3% 3/5/20 (b)	11,510,000	11,451,069
Barclays PLC:
2% 3/16/18	17,646,000	17,607,302
2.75% 11/8/19	3,581,000	3,555,202
Capital One NA:
1.65% 2/5/18	20,761,000	20,630,932
2.95% 7/23/21	5,645,000	5,544,649
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,377,613
1.7% 4/27/18	4,662,000	4,629,660
1.8% 2/5/18	68,000,000	67,804,160
1.85% 11/24/17	8,579,000	8,598,363
2.5% 7/29/19	12,575,000	12,583,953
3.875% 3/26/25	9,500,000	9,086,380
4.05% 7/30/22	1,800,000	1,841,031
4.3% 11/20/26	9,000,000	8,785,638
5.5% 9/13/25	1,663,000	1,794,698
6.125% 5/15/18	1,159,000	1,292,696

	Principal Amount	Value
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	$ 4,259,000	$ 4,344,031
Credit Suisse AG 6% 2/15/18	6,486,000	7,115,123
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)	4,667,000	4,607,510
3.75% 3/26/25 (b)	4,660,000	4,479,248
Discover Bank:
4.2% 8/8/23	2,849,000	2,880,028
7% 4/15/20	2,309,000	2,685,131
8.7% 11/18/19	1,503,000	1,826,793
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,248,180
8.25% 3/1/38	4,319,000	6,203,535
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,881,330
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,218,938
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,721,022
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,194,804
Huntington National Bank 2% 6/30/18	6,000,000	5,999,178
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	1,214,000	1,177,870
JPMorgan Chase & Co.:
2.75% 6/23/20	11,510,000	11,501,310
3.875% 9/10/24	42,574,000	41,732,610
4.125% 12/15/26	22,108,000	21,701,213
KeyBank NA:
5.45% 3/3/16	1,618,000	1,667,514
6.95% 2/1/28	800,000	1,019,414
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,195,752
Mizuho Bank Ltd. 1.8% 3/26/18 (b)	20,622,000	20,617,587
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,334,000	1,328,285
2.25% 2/10/20	4,493,000	4,435,579
PNC Bank NA:
1.6% 6/1/18	1,450,000	1,446,936
2.3% 6/1/20	1,450,000	1,439,579
Regions Bank:
6.45% 6/26/37	7,720,000	9,125,349
7.5% 5/15/18	13,237,000	15,186,334
Regions Financial Corp. 2% 5/15/18	4,497,000	4,491,644
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,344,000	40,241,042
6% 12/19/23	8,517,000	9,007,613
6.1% 6/10/23	11,522,000	12,236,041
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.125% 12/15/22	$ 8,239,000	$ 8,861,555
The Toronto Dominion Bank 1.625% 3/13/18	20,050,000	20,147,403
		596,130,320
Capital Markets - 4.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	4,955,388
4.25% 2/15/24	3,833,000	3,944,199
Deutsche Bank AG 4.5% 4/1/25	7,720,000	7,350,150
Deutsche Bank AG London Branch 1.875% 2/13/18	24,542,000	24,455,293
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,446,005
2.55% 10/23/19	59,670,000	59,762,369
2.625% 1/31/19	16,652,000	16,906,975
2.9% 7/19/18	6,251,000	6,405,725
5.25% 7/27/21	1,125,000	1,248,051
5.625% 1/15/17	3,000,000	3,176,382
5.95% 1/18/18	755,000	829,589
6.15% 4/1/18	5,954,000	6,616,966
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,473,914
6.85% 6/15/17	689,000	752,570
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,366,568
2.125% 4/25/18	4,257,000	4,283,589
2.375% 7/23/19	12,594,000	12,501,887
2.65% 1/27/20	15,070,000	15,030,532
4.875% 11/1/22	7,751,000	8,235,197
5% 11/24/25	1,047,000	1,094,383
5.45% 1/9/17	4,980,000	5,276,698
5.75% 1/25/21	3,512,000	3,984,058
6.625% 4/1/18	10,165,000	11,400,261
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	5,000,000	4,950,930
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,565,115
1.8% 3/26/18	6,894,000	6,880,322
2.35% 3/26/20	1,450,000	1,435,793
		236,328,909
Consumer Finance - 1.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	4,998,183
3.95% 11/6/24	2,847,000	2,762,316
Ford Motor Credit Co. LLC:
1.461% 3/27/17	24,000,000	23,881,392

	Principal Amount	Value
1.5% 1/17/17	$ 2,686,000	$ 2,682,589
1.7% 5/9/16	6,586,000	6,594,147
2.24% 6/15/18	5,000,000	5,000,720
2.875% 10/1/18	4,500,000	4,569,633
General Electric Capital Corp. 5.625% 5/1/18	9,700,000	10,730,877
Hyundai Capital America:
1.45% 2/6/17 (b)	5,241,000	5,223,637
1.625% 10/2/15 (b)	1,373,000	1,374,665
1.875% 8/9/16 (b)	1,083,000	1,089,365
2% 3/19/18 (b)	6,308,000	6,307,148
2.125% 10/2/17 (b)	4,770,000	4,816,703
2.875% 8/9/18 (b)	1,921,000	1,965,337
Synchrony Financial:
1.875% 8/15/17	994,000	993,426
3% 8/15/19	1,459,000	1,468,298
3.75% 8/15/21	2,203,000	2,217,458
4.25% 8/15/24	2,218,000	2,224,443
		88,900,337
Insurance - 2.0%
AFLAC, Inc. 2.4% 3/16/20	4,500,000	4,529,592
AIA Group Ltd. 2.25% 3/11/19 (b)	913,000	906,373
American International Group, Inc. 5.6% 10/18/16	3,756,000	3,962,760
Aon Corp.:
3.125% 5/27/16	3,681,000	3,754,208
3.5% 9/30/15	1,538,000	1,547,108
5% 9/30/20	1,402,000	1,545,352
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,110,000	4,239,884
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,093,000	4,462,021
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,515,550
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	5,285,000	4,673,351
5.375% 12/1/41 (b)	1,135,000	1,230,819
MetLife, Inc.:
1.903% 12/15/17 (f)	886,000	889,805
4.368% 9/15/23	3,574,000	3,796,607
4.75% 2/8/21	1,477,000	1,629,805
6.75% 6/1/16	3,234,000	3,401,955
Metropolitan Life Global Funding I 3% 1/10/23 (b)	2,636,000	2,587,144
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	2,297,000	3,420,637
Pacific LifeCorp:
5.125% 1/30/43 (b)	5,252,000	5,273,565
6% 2/10/20 (b)	4,627,000	5,223,374
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	603,757
4.5% 11/16/21	2,157,000	2,347,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
6.2% 11/15/40	$ 1,297,000	$ 1,513,641
7.375% 6/15/19	1,250,000	1,481,064
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	6,543,794
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	5,347,000	5,432,793
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,222,000	1,230,062
4.125% 11/1/24 (b)	1,771,000	1,781,089
Unum Group:
4% 3/15/24	5,930,000	5,994,750
5.625% 9/15/20	2,889,000	3,247,967
5.75% 8/15/42	5,234,000	5,692,352
		95,458,349
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	868,799
4.6% 4/1/22	1,200,000	1,263,014
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,161,201
American Tower Corp. 2.8% 6/1/20	9,000,000	8,867,025
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,948,638
4.2% 12/15/23	4,000,000	4,177,580
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,815,065
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,529,160
4.25% 1/15/24	3,408,000	3,501,389
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,284,678
DDR Corp.:
3.625% 2/1/25	2,136,000	2,048,061
4.625% 7/15/22	2,855,000	2,994,558
4.75% 4/15/18	3,691,000	3,936,256
7.5% 4/1/17	1,944,000	2,130,634
9.625% 3/15/16	1,253,000	1,321,812
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,095,938
3.75% 12/1/24	1,576,000	1,556,229
3.875% 10/15/22	3,512,000	3,551,770
4.375% 6/15/22	2,340,000	2,442,831
5.5% 3/1/16	1,270,000	1,303,418
5.95% 2/15/17	86,000	92,115
6.5% 1/15/18	2,445,000	2,730,442

	Principal Amount	Value
Equity One, Inc.:
3.75% 11/15/22	$ 5,500,000	$ 5,431,822
6% 9/15/17	2,405,000	2,612,018
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,692,358
4.625% 12/15/21	5,595,000	6,098,298
4.75% 7/15/20	2,827,000	3,111,557
5.375% 8/1/16	1,066,000	1,114,279
5.75% 6/15/17	5,343,000	5,776,793
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,197,059
HCP, Inc. 3.75% 2/1/16	2,272,000	2,301,475
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,742,956
4.7% 9/15/17	568,000	604,188
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,164,379
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,445,300
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,371,000	1,346,962
4.5% 4/1/27 (b)	16,195,000	15,508,445
4.95% 4/1/24	1,354,000	1,383,102
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	966,227
5% 12/15/23	737,000	772,299
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,574,513
Weingarten Realty Investors 3.375% 10/15/22	812,000	788,453
WP Carey, Inc. 4% 2/1/25	5,360,000	5,125,007
		122,378,103
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	2,289,000	2,277,706
3.85% 4/15/16	5,219,000	5,316,778
4.25% 7/15/22	1,842,000	1,863,653
6.125% 4/15/20	1,392,000	1,574,192
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,232,053
4.1% 10/1/24	4,251,000	4,186,406
4.55% 10/1/29	4,251,000	4,228,538
4.95% 4/15/18	3,196,000	3,405,012
5.7% 5/1/17	5,000,000	5,328,530
6% 4/1/16	1,005,000	1,037,560
Digital Realty Trust LP:
3.95% 7/1/22	3,213,000	3,202,667
5.25% 3/15/21	1,953,000	2,135,213
Essex Portfolio LP 5.5% 3/15/17	670,000	712,821
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,124,349
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.125% 6/15/22	$ 2,007,000	$ 2,041,663
4.4% 2/15/24	4,876,000	5,029,170
4.75% 10/1/20	4,185,000	4,505,634
5.5% 12/15/16	2,290,000	2,416,399
6.625% 10/1/17	2,673,000	2,947,212
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,005,923
3.15% 5/15/23	4,988,000	4,407,437
4.5% 4/18/22	1,218,000	1,202,880
Mid-America Apartments LP:
4.3% 10/15/23	831,000	860,058
5.5% 10/1/15	6,290,000	6,356,882
Post Apartment Homes LP 3.375% 12/1/22	790,000	762,035
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,503,004
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,472,733
5.875% 6/15/17	2,430,000	2,625,999
Tanger Properties LP:
3.75% 12/1/24	2,960,000	2,920,573
3.875% 12/1/23	1,792,000	1,807,572
6.125% 6/1/20	4,876,000	5,563,418
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,863,242
3.5% 2/1/25	1,277,000	1,221,669
4.375% 2/1/45	763,000	676,650
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,711,262
4% 4/30/19	1,357,000	1,432,931
		102,959,824
TOTAL FINANCIALS		1,242,155,842
HEALTH CARE - 3.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,142,327
2.2% 5/22/19	4,398,000	4,383,139
		8,525,466
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,325,815

	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	$ 8,772,000	$ 8,773,781
2% 4/1/18	9,035,000	9,033,735
		19,133,331
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	1,393,000	1,394,596
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,188,787
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,854,023
4.25% 10/15/19	11,265,000	11,532,544
4.75% 5/1/23	215,000	217,688
5.875% 3/15/22	260,000	282,750
6.5% 2/15/20	7,140,000	7,978,950
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,889,934
		36,339,272
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,126,987
2.4% 2/1/19	712,000	710,754
4.15% 2/1/24	1,093,000	1,112,239
		2,949,980
Pharmaceuticals - 1.7%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,278,363
1.8% 5/14/18	12,344,000	12,297,908
2.9% 11/6/22	4,038,000	3,906,446
3.2% 11/6/22	4,580,000	4,529,574
3.6% 5/14/25	5,737,000	5,661,616
Actavis Funding SCS:
1.85% 3/1/17	16,317,000	16,394,571
2.35% 3/12/18	11,511,000	11,572,135
3% 3/12/20	3,962,000	3,972,745
3.45% 3/15/22	6,868,000	6,796,655
3.8% 3/15/25	4,972,000	4,876,707
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,340,771
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,098,216
2.3% 11/8/18	1,180,000	1,180,561
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,066,132
4.9% 12/15/44	696,000	669,054
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,429,462
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 676,000	$ 673,307
3.25% 2/1/23	1,649,000	1,595,561
		83,339,784
TOTAL HEALTH CARE		150,287,833
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	394,466	407,010
6.795% 2/2/20	456,082	482,307
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,288,929	2,581,742
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	754,654	782,953
8.36% 1/20/19	2,861,993	3,087,374
		7,341,386
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,133,450
3.75% 2/1/22	4,522,000	4,515,212
3.875% 4/1/21	4,057,000	4,097,570
4.25% 9/15/24	3,565,000	3,538,263
4.75% 3/1/20	3,519,000	3,738,938
		18,023,433
TOTAL INDUSTRIALS		25,364,819
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,393,469
Tyco Electronics Group SA 2.375% 12/17/18	832,000	840,892
		2,234,361
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	10,649,000	10,470,800
TOTAL INFORMATION TECHNOLOGY		12,705,161
MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,758,419
4.25% 11/15/20	1,931,000	2,057,847
		5,816,266

	Principal Amount	Value
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	$ 2,956,000	$ 2,992,950
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	3,750,000	3,857,258
4.5% 8/13/23 (b)	9,000,000	9,479,529
4.875% 11/4/44 (b)	1,712,000	1,635,210
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,845,298
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,194,903
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,730,003
6.25% 1/23/17	3,115,000	3,294,362
		32,029,513
TOTAL MATERIALS		37,845,779
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 2.45% 6/30/20	3,187,000	3,121,268
CenturyLink, Inc.:
5.15% 6/15/17	330,000	342,375
6% 4/1/17	825,000	860,063
6.15% 9/15/19	2,305,000	2,426,013
Embarq Corp.:
7.082% 6/1/16	2,793,000	2,904,318
7.995% 6/1/36	29,008,000	32,161,170
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,472,848
2.625% 2/21/20	6,253,000	6,233,647
4.5% 9/15/20	11,000,000	11,855,272
5.012% 8/21/54	9,569,000	8,747,109
6.25% 4/1/37	1,380,000	1,540,827
6.4% 9/15/33	4,059,000	4,639,161
6.55% 9/15/43	11,032,000	12,898,548
		94,202,619
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	5,411,000	5,479,287
TOTAL TELECOMMUNICATION SERVICES		99,681,906
UTILITIES - 3.3%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,819,000	4,184,165
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,749,711
American Transmission Systems, Inc. 5% 9/1/44 (b)	1,565,000	1,584,785
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,400,409
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	2,664,000	3,049,095
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (b)	$ 7,513,000	$ 8,697,049
Edison International 3.75% 9/15/17	2,401,000	2,518,875
Entergy Corp. 4% 7/15/22	4,900,000	4,932,124
Eversource Energy:
1.45% 5/1/18	1,125,000	1,117,806
2.8% 5/1/23	5,110,000	4,904,164
Exelon Corp.:
1.55% 6/9/17	934,000	935,099
3.95% 6/15/25	4,402,000	4,421,281
FirstEnergy Corp.:
2.75% 3/15/18	10,464,000	10,613,102
4.25% 3/15/23	11,729,000	11,788,091
7.375% 11/15/31	5,897,000	7,167,862
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,974,243
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	7,767,000	7,728,165
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,679,874
3.75% 11/15/20	525,000	548,057
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,596,681
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,433,966
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,170,258
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,545,003
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,570,359
5.625% 1/15/16	2,000,000	2,050,262
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,097,828
5.15% 3/15/20	1,545,000	1,720,693
		108,179,007
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,219,176
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,280,238
2.5818% 9/30/66 (f)	15,230,000	13,678,916
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	5,903,000	5,875,705
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,675,970
6.4% 3/15/18	1,300,000	1,456,222
PG&E Corp. 2.4% 3/1/19	600,000	600,377

	Principal Amount	Value
Puget Energy, Inc.:
6% 9/1/21	$ 4,807,000	$ 5,503,126
6.5% 12/15/20	1,534,000	1,794,140
Sempra Energy 2.3% 4/1/17	4,185,000	4,245,992
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	1,426,000	1,326,180
		47,436,866
TOTAL UTILITIES		156,835,049
TOTAL NONCONVERTIBLE BONDS (Cost $2,260,798,737)		2,285,811,030
U.S. Government and Government Agency Obligations - 18.7%

U.S. Treasury Inflation-Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	48,368,665	43,849,960
1.375% 2/15/44	47,587,031	50,427,640
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	63,648,000	61,786,952
0.25% 1/15/25	54,000,000	52,838,581
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		208,903,133
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds 3% 5/15/45	113,999,000	111,184,593
U.S. Treasury Notes:
0.5% 4/30/17	59,895,000	59,773,353
0.625% 5/31/17	361,926,000	361,728,016
1.125% 6/15/18	25,207,000	25,287,738
1.5% 5/31/20	10,154,000	10,088,161
2% 2/15/25 (d)(e)	39,775,000	38,587,955
2.125% 5/15/25	83,029,000	81,387,849
TOTAL U.S. TREASURY OBLIGATIONS		688,037,665
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $909,786,533)		896,940,798
U.S. Government Agency - Mortgage Securities - 21.1%

Fannie Mae - 14.0%
1.688% 5/1/34 (f)	773,508	799,825
1.773% 9/1/33 (f)	364,172	379,649
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
1.931% 10/1/33 (f)	$ 22,930	$ 23,941
1.94% 7/1/35 (f)	22,661	23,872
2.05% 3/1/35 (f)	5,632	5,827
2.052% 6/1/36 (f)	84,011	89,824
2.06% 10/1/33 (f)	546,857	580,749
2.105% 7/1/34 (f)	40,170	42,575
2.289% 11/1/36 (f)	821,975	875,453
2.321% 7/1/35 (f)	56,504	60,064
2.376% 2/1/36 (f)	572,380	613,791
2.377% 8/1/36 (f)	1,424,549	1,528,060
2.409% 7/1/37 (f)	110,587	118,588
2.421% 10/1/33 (f)	50,933	54,634
2.445% 12/1/35 (f)	287,770	308,591
2.457% 5/1/36 (f)	259,154	277,354
2.458% 3/1/35 (f)	36,134	38,760
2.481% 9/1/36 (f)	787,769	844,764
2.5% 9/1/27 to 1/1/43	43,157,093	43,339,049
2.557% 6/1/42 (f)	543,025	562,126
2.607% 5/1/35 (f)	140,129	150,311
2.96% 11/1/40 (f)	323,636	339,582
2.982% 9/1/41 (f)	351,097	367,436
3% 8/1/29 to 3/1/44	61,517,181	61,597,635
3% 7/1/45 (c)	16,500,000	16,402,031
3% 7/1/45 (c)	65,700,000	65,309,906
3% 7/1/45 (c)	15,900,000	15,805,594
3.059% 10/1/41 (f)	150,079	155,575
3.234% 7/1/41 (f)	569,928	604,439
3.308% 10/1/41 (f)	308,574	324,603
3.5% 10/1/25 to 7/1/44	35,444,503	36,655,294
3.5% 7/1/45 (c)	16,600,000	17,078,546
3.5% 7/1/45 (c)	48,800,000	50,206,811
3.5% 7/1/45 (c)	54,700,000	56,276,897
3.554% 7/1/41 (f)	613,819	650,677
4% 9/1/26 to 4/1/45	71,366,203	75,934,471
4% 7/1/45 (c)	22,500,000	23,807,813
4% 7/1/45 (c)	10,200,000	10,792,875
4% 7/1/45 (c)	13,400,000	14,178,875
4% 7/1/45 (c)	47,300,000	50,049,313
4.5% 5/1/25 to 4/1/45	46,915,232	50,919,928
4.5% 7/1/45 (c)	2,000,000	2,160,469
5% 9/1/20 to 10/1/41	8,065,083	8,948,364
5.5% 3/1/18 to 3/1/41	38,489,123	43,337,550
6% 10/1/34 to 1/1/42	9,700,395	11,152,217
6.5% 2/1/17 to 8/1/36	3,727,410	4,233,935
7% 11/1/23 to 8/1/32	774,680	889,786
7.5% 7/1/16 to 11/1/31	655,984	771,345

	Principal Amount	Value
8% 1/1/30 to 5/1/30	$ 33,224	$ 40,047
8.5% 3/1/25 to 6/1/25	554	663
TOTAL FANNIE MAE		669,710,484
Freddie Mac - 3.8%
1.914% 3/1/36 (f)	124,138	130,064
2.03% 4/1/35 (f)	633,915	665,127
2.373% 1/1/35 (f)	90,055	96,599
2.722% 3/1/33 (f)	7,131	7,647
2.776% 11/1/35 (f)	260,272	279,103
3% 8/1/42 to 3/1/43	20,134,835	20,094,962
3.072% 10/1/35 (f)	90,158	95,591
3.217% 9/1/41 (f)	345,913	362,301
3.242% 4/1/41 (f)	373,066	392,072
3.292% 6/1/41 (f)	426,565	451,886
3.47% 5/1/41 (f)	400,401	421,834
3.5% 1/1/42 to 6/1/45	57,707,494	59,443,196
3.5% 7/1/45 (c)	1,400,000	1,437,625
3.624% 6/1/41 (f)	601,420	638,741
3.705% 5/1/41 (f)	526,997	560,084
4% 6/1/24 to 10/1/44	39,162,666	41,624,163
4.5% 7/1/25 to 3/1/44	26,649,078	28,935,668
5% 1/1/35 to 6/1/41	8,318,469	9,300,640
5.5% 1/1/38 to 6/1/41	12,072,653	13,502,487
6% 4/1/32 to 8/1/37	1,619,186	1,848,512
7.5% 5/1/17 to 11/1/31	69,095	81,622
8% 7/1/17 to 5/1/27	4,222	5,030
8.5% 3/1/20 to 1/1/28	69,414	82,332
TOTAL FREDDIE MAC		180,457,286
Ginnie Mae - 3.3%
3% 6/20/42 to 6/20/45	27,601,041	27,863,543
3.5% 1/15/41 to 4/20/45	42,763,328	44,403,583
3.5% 7/1/45 (c)	1,100,000	1,139,617
3.5% 7/1/45 (c)	1,300,000	1,346,820
4% 2/15/40 to 11/20/44	30,073,687	32,076,954
4% 7/1/45 (c)	5,300,000	5,610,133
4% 7/1/45 (c)	2,500,000	2,646,289
4% 7/1/45 (c)	4,000,000	4,234,062
4.5% 5/15/39 to 5/20/41	30,129,109	32,814,392
5% 3/15/39 to 4/15/41	4,155,065	4,665,253
5.5% 6/15/35	1,252,930	1,425,494
6.5% 4/15/35 to 11/15/35	133,174	154,557
7% 1/15/28 to 7/15/32	1,619,224	1,902,216
7.5% 4/15/22 to 10/15/28	405,872	476,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 2/15/17 to 9/15/30	$ 27,683	$ 32,617
8.5% 3/15/30	4,067	4,537
TOTAL GINNIE MAE		160,796,115
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,007,553,809)		1,010,963,885
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8898% 4/25/35 (f)	234,160	211,420
Airspeed Ltd. Series 2007-1A Class C1, 2.6855% 6/15/32 (b)(f)	2,162,672	962,389
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2348% 12/25/33 (f)	17,626	16,387
Series 2004-R2 Class M3, 1.0098% 4/25/34 (f)	31,593	23,604
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9648% 3/25/34 (f)	16,878	15,797
Series 2004-W11 Class M2, 1.237% 11/25/34 (f)	198,000	194,337
Series 2004-W7 Class M1, 1.0098% 5/25/34 (f)	209,000	202,765
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (f)	409,990	148,481
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.012% 4/25/34 (f)	613,015	566,700
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,273,342
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.327% 12/25/36 (f)	635,000	425,819
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	12,102	12,106
Series 2013-2A Class A, 1.75% 11/15/17 (b)	820,741	821,762
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,461,614
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.437% 3/25/32 (MGIC Investment Corp. Insured) (f)	11,075	9,894

	Principal Amount	Value
Series 2004-3 Class M4, 1.642% 4/25/34 (f)	$ 25,134	$ 22,322
Series 2004-4 Class M2, 0.982% 6/25/34 (f)	38,394	34,976
Series 2004-7 Class AF5, 5.868% 1/25/35	1,233,683	1,286,773
Fannie Mae Series 2004-T5 Class AB3, 0.9809% 5/28/35 (f)	13,702	12,703
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3598% 8/25/34 (f)	102,000	95,397
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.012% 3/25/34 (f)	3,077	2,849
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,407,069
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.922% 1/25/35 (f)	334,000	285,729
Class M4, 1.207% 1/25/35 (f)	122,221	79,869
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(f)	425,398	402,633
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	104,315	3,197
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.477% 8/25/33 (f)	163,872	158,699
Series 2003-5 Class A2, 0.887% 12/25/33 (f)	11,595	11,101
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.377% 1/25/37 (f)	436,000	288,455
Invitation Homes Trust Series 2015-SFR3 Class E, 3.183% 8/17/32 (b)(f)	2,165,000	2,160,052
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (f)	148,586	148,197
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (f)	49,023	48,840
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.487% 5/25/37 (f)	113,354	1,747
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.162% 7/25/34 (f)	18,424	16,927
Series 2006-FM1 Class A2B, 0.2948% 4/25/37 (f)	106,907	101,088
Series 2006-OPT1 Class A1A, 0.707% 6/25/35 (f)	299,466	290,166
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.867% 8/25/34 (f)	20,187	19,054
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC6 Class M3, 2.362% 7/25/34 (f)	$ 58,405	$ 52,428
Series 2004-NC8 Class M6, 2.062% 9/25/34 (f)	66,289	59,068
Series 2005-NC1 Class M1, 0.847% 1/25/35 (f)	110,087	104,166
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.697% 9/25/35 (f)	503,000	447,859
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (f)	188,000	179,804
Class M4, 2.3598% 9/25/34 (f)	241,000	114,923
Series 2005-WCH1 Class M4, 1.432% 1/25/36 (f)	520,000	462,747
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.987% 4/25/33 (f)	1,796	1,734
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,398,067
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,163,116
Class C, 2.57% 4/15/21	8,000,000	8,024,592
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9763% 3/25/35 (f)	292,840	269,773
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (f)	241,501	232,994
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.912% 9/25/34 (f)	15,453	13,577
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.047% 9/25/34 (f)	10,148	9,165
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(f)	630,180	628,343
TOTAL ASSET-BACKED SECURITIES (Cost $52,919,111)		52,386,616
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.747% 1/25/35 (f)	392,418	381,773
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3868% 12/20/54 (b)(f)	2,117,000	2,083,340

	Principal Amount	Value
Series 2006-2 Class C1, 1.1268% 12/20/54 (f)	$ 1,885,000	$ 1,842,534
Series 2006-3 Class C2, 1.1868% 12/20/54 (f)	396,000	388,634
Series 2006-4:
Class C1, 0.9468% 12/20/54 (f)	647,000	627,070
Class M1, 0.5268% 12/20/54 (f)	279,000	270,630
Series 2007-1:
Class 1C1, 0.7868% 12/20/54 (f)	654,000	629,043
Class 1M1, 0.4868% 12/20/54 (f)	425,000	410,763
Class 2C1, 1.0468% 12/20/54 (f)	298,000	290,190
Class 2M1, 0.6868% 12/20/54 (f)	546,000	533,005
Series 2007-2 Class 2C1, 1.0453% 12/17/54 (f)	757,000	737,194
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (f)	151,584	151,137
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.397% 5/25/47 (f)	147,354	137,136
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.357% 2/25/37 (f)	229,806	206,618
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.477% 7/25/35 (f)	386,169	364,065
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5315% 6/10/35 (b)(f)	72,926	66,547
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (f)	8,400	8,236
TOTAL PRIVATE SPONSOR		9,127,915
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	525,412	569,642
Series 1999-57 Class PH, 6.5% 12/25/29	414,982	477,876
Series 2002-9 Class PC, 6% 3/25/17	18,178	18,739
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 569,765	$ 592,067
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.0999% 6/16/37 (f)(h)	53,260	101,108
TOTAL U.S. GOVERNMENT AGENCY		1,759,432
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,552,144)		10,887,347
Commercial Mortgage Securities - 7.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.7275% 5/10/45 (f)	2,245,000	2,282,321
Class AAB, 5.7095% 5/10/45 (f)	6,512	6,462
Series 2006-3 Class A4, 5.889% 7/10/44	20,405,861	21,017,588
Series 2006-5 Class A2, 5.317% 9/10/47	486,314	486,274
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	9,792,089	10,145,868
Series 2007-2 Class A4, 5.6132% 4/10/49 (f)	5,232,000	5,473,577
Series 2007-3:
Class A3, 5.5756% 6/10/49 (f)	4,287,270	4,284,209
Class A4, 5.5756% 6/10/49 (f)	2,811,723	2,970,912
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	7,536,960	7,939,532
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.577% 1/25/36 (b)(f)	433,450	386,313
Class M1, 0.637% 1/25/36 (b)(f)	90,693	73,551
Class M2, 0.657% 1/25/36 (b)(f)	27,360	21,442
Class M3, 0.687% 1/25/36 (b)(f)	39,773	30,175
Series 2007-1 Class A2, 0.457% 3/25/37 (b)(f)	122,782	102,840

	Principal Amount	Value
Series 2007-2A:
Class A1, 0.457% 7/25/37 (b)(f)	$ 128,631	$ 110,824
Class A2, 0.507% 7/25/37 (b)(f)	120,399	99,145
Class M2, 0.597% 7/25/37 (b)(f)	66,888	43,580
Class M3, 0.677% 7/25/37 (b)(f)	50,693	20,523
Series 2007-3:
Class A2, 0.477% 7/25/37 (b)(f)	177,971	146,292
Class M1, 0.497% 7/25/37 (b)(f)	72,908	57,031
Class M2, 0.527% 7/25/37 (b)(f)	76,647	53,253
Class M3, 0.557% 7/25/37 (b)(f)	167,502	73,252
Class M4, 0.687% 7/25/37 (b)(f)	264,713	80,659
Class M5, 0.787% 7/25/37 (b)(f)	91,495	15,786
C-BASS Trust floater Series 2006-SC1 Class A, 0.4548% 5/25/36 (b)(f)	112,908	107,900
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.186% 12/15/27 (b)(f)	1,795,000	1,790,123
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(f)	2,236,000	2,263,463
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	867,921	899,903
Series 2007-CD4:
Class A3, 5.293% 12/11/49	566,446	570,507
Class A4, 5.322% 12/11/49	16,150,000	16,827,363
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0355% 4/15/17 (b)(f)	44,103	44,113
sequential payer Series 2006-C7 Class A1A, 5.7394% 6/10/46 (f)	7,419,530	7,639,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	10,599	10,612
Series 2007-C3 Class A4, 5.7% 6/15/39 (f)	2,210,654	2,330,153
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	2,918,011
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(f)(g)	$ 4,900	$ 0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(f)	870,000	865,800
Class C, 2.4315% 3/15/17 (b)(f)	848,000	844,315
Class D, 3.3815% 3/15/17 (b)(f)	1,283,000	1,275,919
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(f)	4,550,000	4,623,515
Class CFX, 3.3822% 12/15/19 (b)(f)	3,823,000	3,814,324
Class DFX, 3.3822% 12/15/19 (b)(f)	3,240,000	3,200,027
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,564,108
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,894,666	1,991,937
Series 2006-GG7 Class A4, 6.0132% 7/10/38 (f)	7,894,275	8,069,402
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (f)	1,180,000	1,186,694
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	830,417	860,911
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	890,000	898,192
Class DFX, 4.4065% 11/5/30 (b)	8,320,000	8,421,464
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4655% 11/15/18 (b)(f)	32,896	32,562
Class F, 0.5155% 11/15/18 (b)(f)	88,352	86,811
Class G, 0.5455% 11/15/18 (b)(f)	76,973	74,864
Class H, 0.6855% 11/15/18 (b)(f)	58,914	56,786
Series 2014-BXH:
Class C, 1.8355% 4/15/27 (b)(f)	1,359,000	1,356,949
Class D, 2.4355% 4/15/27 (b)(f)	2,897,000	2,887,909

	Principal Amount	Value
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	$ 5,639,208	$ 5,846,291
Class A4, 5.552% 5/12/45	1,621,763	1,664,513
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,677,647	2,781,598
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,185,879	2,264,455
Series 2007-CB18 Class A4, 5.44% 6/12/47	821,128	860,937
Series 2007-CB19 Class A4, 5.8849% 2/12/49 (f)	4,954,594	5,272,277
Series 2007-LD11 Class A4, 5.7736% 6/15/49 (f)	6,664,597	7,056,522
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,052,840	5,286,645
Series 2006-LDP7 Class A4, 5.905% 4/15/45 (f)	8,989,341	9,194,073
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,041,797	16,148,693
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	523,462	5,577
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (f)	3,683,720	3,938,677
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,005,500	12,595,474
Series 2007-C2 Class A3, 5.43% 2/15/40	949,613	1,003,133
Series 2006-C1 Class AM, 5.217% 2/15/31 (f)	1,936,000	1,964,341
Series 2007-C7 Class A3, 5.866% 9/15/45	4,451,966	4,816,721
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8368% 6/12/50 (f)	10,916,000	11,536,717
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	428,705	445,533
Series 2007-5 Class A4, 5.378% 8/12/48	2,313,382	2,411,238
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	3,875,000	4,094,430
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,859,332
Series 2007-7 Class B, 5.7472% 6/12/50 (f)	317,397	11,873
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (b)(f)	$ 113,478	$ 113,558
Series 2007-XLFA:
Class D, 0.3756% 10/15/20 (b)(f)	233,831	232,132
Class E, 0.4356% 10/15/20 (b)(f)	294,000	289,504
Class F, 0.4856% 10/15/20 (b)(f)	176,000	173,360
Class G, 0.5256% 10/15/20 (b)(f)	218,000	214,786
Class H, 0.6156% 10/15/20 (b)(f)	137,000	132,240
Class J, 0.7615% 10/15/20 (b)(f)	79,407	72,677
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	818,518	817,894
Series 2007-HQ12 Class A2, 5.6783% 4/12/49 (f)	809,205	808,010
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	25,182,000	26,631,073
Class B, 5.7209% 4/15/49 (f)	2,175,000	146,826
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	4,222,584	5,470,358
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5453% 9/15/21 (b)(f)	37,290	36,748
Class J, 0.7853% 9/15/21 (b)(f)	139,000	131,954
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,468,733	3,599,699
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,229,871	3,386,397
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,979,261
Series 2007-C31 Class A4, 5.509% 4/15/47	8,121,000	8,496,564
Series 2007-C32 Class A3, 5.716% 6/15/49 (f)	11,032,000	11,697,255
Series 2007-C33 Class A4, 5.9513% 2/15/51 (f)	7,651,424	8,042,113
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	3,049,500
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	4,562,784	4,717,837

	Principal Amount	Value
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	$ 8,123,598	$ 8,405,991
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	2,455,000	2,397,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $366,680,662)		360,538,203
Municipal Securities - 4.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	1,200,000	1,200,000
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,130,083
6.65% 3/1/22	4,360,000	5,264,962
7.3% 10/1/39	6,270,000	8,868,413
7.5% 4/1/34	5,055,000	7,024,226
7.55% 4/1/39	6,085,000	8,796,293
7.6% 11/1/40	10,310,000	15,064,766
7.625% 3/1/40	20,390,000	29,863,806
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	864,292
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,554,342
Series 2012 B, 5.432% 1/1/42	1,205,000	995,848
6.314% 1/1/44	5,300,000	4,701,418
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,520,000	2,588,796
4.95% 6/1/23	4,760,000	4,812,408
5.1% 6/1/33	55,215,000	51,457,619
Series 2010 5, 6.2% 7/1/21	1,875,000	2,018,363
Series 2010-1, 6.63% 2/1/35	12,290,000	12,795,734
Series 2010-3:
5.547% 4/1/19	120,000	127,238
6.725% 4/1/35	8,355,000	8,854,713
7.35% 7/1/35	5,540,000	6,132,392
Series 2011:
4.961% 3/1/16	365,000	373,585
5.365% 3/1/17	140,000	146,125
5.665% 3/1/18	4,465,000	4,777,282
5.877% 3/1/19	14,325,000	15,446,648
Series 2013:
2.69% 12/1/17	1,225,000	1,224,731
3.14% 12/1/18	1,270,000	1,263,447
TOTAL MUNICIPAL SECURITIES (Cost $211,156,921)		206,347,530
Supranational Obligations - 0.0%
	Principal Amount	Value

KeyBank NA 1.7% 6/1/18 (Cost $1,448,476)	$ 1,450,000	$ 1,449,187
Bank Notes - 0.5%

Discover Bank:
(Delaware) 3.2% 8/9/21	6,249,000	6,154,771
3.1% 6/4/20	6,380,000	6,367,999
KeyBank NA 2.25% 3/16/20	9,000,000	8,915,886
TOTAL BANK NOTES (Cost $21,598,182)		21,438,656
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $270,965,628)	270,965,628	270,965,628
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,111,460,203)		5,117,728,880
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(317,195,528)
NET ASSETS - 100%		$ 4,800,533,352
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/45	$ (25,700,000)	$ (25,547,406)
4% 7/1/45	(1,600,000)	(1,693,000)
4% 7/1/45	(12,800,000)	(13,544,000)
4% 7/1/45	(4,000,000)	(4,232,500)
4.5% 7/1/45	(2,000,000)	(2,160,469)
TOTAL FANNIE MAE		(47,177,375)
Freddie Mac
3.5% 7/1/45	(16,200,000)	(16,635,375)
Ginnie Mae
4% 7/1/45	(2,800,000)	(2,963,844)
4% 7/1/45	(2,500,000)	(2,646,289)
4% 7/1/45	(2,500,000)	(2,646,289)
TOTAL GINNIE MAE		(8,256,422)
TOTAL TBA SALE COMMITMENTS (Proceeds $72,310,289)		$ (72,069,172)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 46,188	$ (43,031)	$ 0	$ (43,031)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	80,238	(74,754)	0	(74,754)
TOTAL CREDIT DEFAULT SWAPS						$ (117,785)	$ 0	$ (117,785)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,391,224 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,183,590.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $877,021.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,401
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,285,811,030	$ -	$ 2,285,811,030	$ -
U.S. Government and Government Agency Obligations	896,940,798	-	896,940,798	-
U.S. Government Agency - Mortgage Securities	1,010,963,885	-	1,010,963,885	-
Asset-Backed Securities	52,386,616	-	51,221,462	1,165,154
Collateralized Mortgage Obligations	10,887,347	-	10,887,347	-
Commercial Mortgage Securities	360,538,203	-	360,465,526	72,677
Municipal Securities	206,347,530	-	206,347,530	-
Supranational Obligations	1,449,187	-	1,449,187	-
Bank Notes	21,438,656	-	21,438,656	-
Money Market Funds	270,965,628	270,965,628	-	-
Total Investments in Securities:	$ 5,117,728,880	$ 270,965,628	$ 4,845,525,421	$ 1,237,831
Derivative Instruments:
Liabilities
Swaps	$ (117,785)	$ -	$ (117,785)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (72,069,172)	$ -	$ (72,069,172)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (117,785)
Total Value of Derivatives	$ -	$ (117,785)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
United Kingdom	3.2%
Mexico	2.2%
Netherlands	1.7%
Cayman Islands	1.1%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,840,494,575)	$ 4,846,763,252
Fidelity Central Funds (cost $270,965,628)	270,965,628
Total Investments (cost $5,111,460,203)		$ 5,117,728,880
Cash		21
Receivable for investments sold		31,026,401
Receivable for TBA sale commitments		72,310,289
Interest receivable		30,607,959
Distributions receivable from Fidelity Central Funds		25,501
Total assets		5,251,699,051

Liabilities
Payable for investments purchased
Regular delivery	$ 36,942,393
Delayed delivery	341,097,758
TBA sale commitments, at value	72,069,172
Payable for fund shares redeemed	910,751
Bi-lateral OTC swaps, at value	117,785
Other payables and accrued expenses	27,840
Total liabilities		451,165,699

Net Assets		$ 4,800,533,352
Net Assets consist of:
Paid in capital		$ 4,747,322,065
Undistributed net investment income		4,821,762
Accumulated undistributed net realized gain (loss) on investments		41,997,516
Net unrealized appreciation (depreciation) on investments		6,392,009
Net Assets, for 45,546,499 shares outstanding		$ 4,800,533,352
Net Asset Value, offering price and redemption price per share ($4,800,533,352 ÷ 45,546,499 shares)		$ 105.40

Statement of Operations

	Six months ended June 30, 2015

Investment Income
Interest		$ 68,002,750
Income from Fidelity Central Funds		168,401
Total income		68,171,151

Expenses
Custodian fees and expenses	$ 41,861
Independent trustees' compensation	9,038
Total expenses before reductions	50,899
Expense reductions	(11,654)	39,245
Net investment income (loss)		68,131,906
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,630,106
Futures contracts	312,563
Swaps	(61,270)
Total net realized gain (loss)		46,881,399
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,167,773)
Swaps	75,275
Delayed delivery commitments	327,554
Total change in net unrealized appreciation (depreciation)		(110,764,944)
Net gain (loss)		(63,883,545)
Net increase (decrease) in net assets resulting from operations		$ 4,248,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,131,906	$ 125,558,728
Net realized gain (loss)	46,881,399	18,392,238
Change in net unrealized appreciation (depreciation)	(110,764,944)	112,392,803
Net increase (decrease) in net assets resulting from operations	4,248,361	256,343,769
Distributions to shareholders from net investment income	(65,343,296)	(122,583,776)
Share transactions
Proceeds from sales of shares	439,303,672	489,849,977
Reinvestment of distributions	65,343,296	122,583,763
Cost of shares redeemed	(36,861,343)	(298,099,997)
Net increase (decrease) in net assets resulting from share transactions	467,785,625	314,333,743
Total increase (decrease) in net assets	406,690,690	448,093,736

Net Assets
Beginning of period	4,393,842,662	3,945,748,926
End of period (including undistributed net investment income of $4,821,762 and undistributed net investment income of $2,033,152, respectively)	$ 4,800,533,352	$ 4,393,842,662
Other Information Shares
Sold	4,101,225	4,633,829
Issued in reinvestment of distributions	609,313	1,157,237
Redeemed	(343,124)	(2,814,399)
Net increase (decrease)	4,367,414	2,976,667

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 106.70	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52
Income from Investment Operations
Net investment income (loss) D	1.563	3.178	2.829	3.111	3.817	3.943
Net realized and unrealized gain (loss)	(1.361)	3.336	(4.398)	3.442	4.385	4.424
Total from investment operations	.202	6.514	(1.569)	6.553	8.202	8.367
Distributions from net investment income	(1.502)	(3.104)	(2.826)	(3.056)	(3.851)	(3.947)
Distributions from net realized gain	-	-	(1.205)	(2.247)	(1.891)	(3.760)
Total distributions	(1.502)	(3.104)	(4.031)	(5.303)	(5.742)	(7.707)
Net asset value, end of period	$ 105.40	$ 106.70	$ 103.29	$ 108.89	$ 107.64	$ 105.18
Total ReturnB, C	.17%	6.37%	(1.46)%	6.16%	7.96%	8.12%
Ratios to Average Net Assets E, H
Expenses before reductions G	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.95%A	3.01%	2.68%	2.84%	3.57%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,800,533	$ 4,393,843	$ 3,945,749	$ 4,252,424	$ 3,790,381	$ 3,758,091
Portfolio turnover rate F	344%A	151%	333%	291%	302%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 78,987,557
Gross unrealized depreciation	(70,905,170)
Net unrealized appreciation (depreciation) on securities	$ 8,082,387

Tax cost	$ 5,109,646,493

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (4,366,398)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (61,270)	$ 75,275
Interest Risk
Futures Contracts	312,563	-
TotalsA	$ 251,293	$ 75,275

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,299,180,467 and $421,373,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $153,240.

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,038.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,616.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	10.6%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	18.5%
VIP Investment Grade Bond Portfolio	69.9%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2015 and for the year ended December 31, 2014, and the financial highlights for the six months ended June 30, 2015 and for each of the five years in the period ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2015 and for the year ended December 31, 2014, and the financial highlights for the six months ended June 30, 2015 and for each of the five years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 20, 2015

Seimannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015